Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	June 30, 2024	December 31, 2023
Cash on hand	19	11
Cash at banks	70,746	74,191
Total cash and cash equivalents	70,765	74,202